Summary Prospectus FundX ETF Aggressive Upgrader Fund May 31, 2013, as supplemented September 13, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.upgraderfunds.com/how-invest.  You may also obtain this information at no cost by calling 1-866-455-FUND [3863] or by sending an e-mail to issue@fundx.com.  The Fund’s Prospectus and Statement of Additional Information, both dated May 31, 2013, as supplemented September 13, 2013, are incorporated by reference into this Summary Prospectus.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.

FundX ETF Aggressive Upgrader Fund
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.79%
Sub-Total Annual Fund Operating Expenses	1.79%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.28%
Total Annual Fund Operating Expenses	2.07%
Expense Reduction/Reimbursement	-0.54%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.53%

(1)	FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the ETF Aggressive Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the ETF Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX ETF Aggressive Upgrader Fund	$156	$597	$1,064	$2,357

Portfolio Turnover

As a fund-of-funds, the ETF Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Aggressive Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Aggressive Fund’s performance.  During the most recent fiscal year, the ETF Aggressive Fund’s portfolio turnover rate was 256% of the average value of its portfolio.

Principal Investment Strategies

The ETF Aggressive Fund is a fund-of-funds and as such, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds (“ETFs”).  The ETF Aggressive Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The ETF Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 100% of its net assets in Underlying Funds that invest in equity securities of companies in emerging markets.

Upgrading When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically invest predominately (and at times exclusively) in Speculative Underlying Funds.  Speculative Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies.  Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin.  Speculative Funds may concentrate their holdings in a limited number of issuers.  Speculative Underlying Funds are considered aggressive investments and entail greater risks.  The Fund may also invest in Underlying Funds that invest in fixed income securities, including below investment grade securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks

An investment in the ETF Aggressive Fund entails risk.  The ETF Aggressive Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the ETF Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the ETF Aggressive Fund.

•
ETF Trading Risk – Because the ETF Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Foreign Securities Risk – The Underlying Funds held by the ETF Aggressive Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
•	Non-Diversification Risk – While the ETF Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Concentration and Sector Emphasis Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Aggressive Fund to sector concentration risk.

•
Upgrading Strategy Risk – The ETF Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the ETF Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the ETF Aggressive Fund include the risks related to each Underlying Fund in which the ETF Aggressive Fund invests.  Although the ETF Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Performance

The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund.  The bar chart below illustrates how the ETF Aggressive Fund’s total returns have varied from year to year.  The table below illustrates how the ETF Aggressive Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The ETF Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future.  Updated performance is available on the ETF Aggressive Fund’s website at www.upgraderfunds.com.

FundX ETF Aggressive Upgrader Fund - UNBOX

Calendar Year Total Return as of December 31
Best and Worst Quarters
Best Quarter	Q3 2009	17.41%
Worst Quarter	Q4 2008	-21.74%

Average Annual Total Returns as of December 31, 2012
	1 Year	5 Years	Since Inception
FundX ETF Aggressive Upgrader Fund – UNBOX			(1/31/07)
Return Before Taxes	14.29%	-3.65%	0.51%
Return After Taxes on Distributions	14.29%	-3.80%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares	9.29%	-3.13%	0.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	2.07%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	-0.46%	1.13%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Investment Advisor

FundX Investment Group is the investment advisor to the ETF Aggressive Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2007 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2007 (the Fund’s inception)
Bernard Burke	Portfolio Manager and Chief Compliance Officer	2007 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2007 (the Fund’s inception)
Jason Browne	Portfolio Manager	2007 (the Fund’s inception)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem ETF Aggressive Fund shares on any business day by written request via mail (FundX ETF Aggressive Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information

The ETF Aggressive Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the ETF Aggressive Fund through a broker-dealer or other financial intermediary (such as a bank), the ETF Aggressive Fund and its related companies may pay the intermediary for the sale of ETF Aggressive Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the ETF Aggressive Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.